EXEMPT PARTY-IN-INTEREST TRANSACTIONS (Details) - EBP 001 - EBP, Employer, Common Stock - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Number of shares (in shares)	385,233	405,675
Cost basis	$ 10,856,836	$ 8,813,616
Dividend income on investment	$ 1,552,244	$ 1,547,555